Significant Accounting Policies - Additional Information (Detail) (KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Advertising expense incurred	4,585,000,000	3,121,000,000	1,853,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement	Greater than 50%
Capitalized software development cost | Online Game Product Development Costs
Accounting Policies [Line Items]
Capitalized software development costs	17,170,000,000	18,744,000,000
Amortization expense for the period	3,852,000,000	25,000,000	1,549,000,000
Capitalized software development cost | Internal Use Software And Website
Accounting Policies [Line Items]
Capitalized software development costs	217,000,000	192,000,000
GungHo Online Entertainment Incorporated
Accounting Policies [Line Items]
Accounts Receivable	2,424,000,000
GS Home Shopping Incorporated
Accounting Policies [Line Items]
Accounts Receivable	908,000,000
Gravity RUS Co., Ltd. | Rights for Shares Surrendered
Accounting Policies [Line Items]
Percentage Ownership interest	99.99%
Gravity CIS Co., Ltd. | Rights for Shares Surrendered
Accounting Policies [Line Items]
Percentage Ownership interest	100.00%
Revenue | Countries in Asia
Accounting Policies [Line Items]
Concentration of risk, rate	87.00%	83.00%	85.00%
Cash and Cash Equivalents
Accounting Policies [Line Items]
Concentration of risk, rate	32.00%
Maximum
Accounting Policies [Line Items]
Cash equivalents, maturity of time deposits	3 months
Fixed service fees and charges on subscription revenues	15.00%
Maximum | Equity Method Investments
Accounting Policies [Line Items]
Percentage of ownership in equity investees	50.00%
Minimum
Accounting Policies [Line Items]
Fixed service fees and charges on subscription revenues	1.80%
Minimum | Equity Method Investments
Accounting Policies [Line Items]
Percentage of ownership in equity investees	20.00%